Performance Management	Jan. 31, 2025
MassMutual U.S. Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index). The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	1.24%	Lowest Quarter:	1Q ’15 thru 4Q ’16; 2Q ’20 thru 1Q ’22; 0.00%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	1.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	4.78%	2.14%	1.41%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)		5.45%	2.54%	1.79%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Inflation-Protected and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	6.20%	Lowest Quarter:	2Q ’22,	–6.55%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	6.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	2.62%	2.10%	2.40%
	Return After Taxes on Distributions	0.92%	0.23%	0.96%
	Return After Taxes on Distributions and sales of Fund Shares	1.54%	0.85%	1.23%
Class I	Return Before Taxes	2.83%	2.24%	2.51%
Service Class	Return Before Taxes	2.63%	2.02%	2.30%
Administrative Class	Return Before Taxes	2.66%	1.94%	2.21%
		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	2.36%	1.77%	2.06%
Class A	Return Before Taxes	-2.03%	0.80%	1.51%
Class R3	Return Before Taxes	2.12%	1.53%	1.80%
Class Y	Return Before Taxes	2.73%	2.14%	2.41%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L) (reflects no deduction for fees, expenses, or taxes)		1.84%	1.87%	2.24%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	7.10%	Lowest Quarter:	2Q ’22,	–6.34%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After- tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After- tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	3.77%	0.44%	1.73%
	Return After Taxes on Distributions	1.90%	-1.30%	0.13%
	Return After Taxes on Distributions and sales of Fund Shares	2.21%	-0.34%	0.66%
Class I	Return Before Taxes	3.87%	0.56%	1.83%
Service Class	Return Before Taxes	3.55%	0.32%	1.62%
Administrative Class	Return Before Taxes	3.55%	0.24%	1.52%
Class R4	Return Before Taxes	3.39%	0.08%	1.37%
Class A	Return Before Taxes	-1.06%	-0.87%	0.83%
Class R3	Return Before Taxes	3.73%	-0.03%	1.19%
Class Y	Return Before Taxes	3.77%	0.44%	1.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%

Performance Table One Class of after Tax Shown [Text]	After- tax returns are shown for Class R5 only. After-tax returns for other classes will vary
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Diversified Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	7.22%	Lowest Quarter:	2Q ’22,	–7.98%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(7.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	4.58%	0.48%	1.90%
	Return After Taxes on Distributions	2.69%	-1.52%	0.23%
	Return After Taxes on Distributions and sales of Fund Shares	2.69%	-0.38%	0.77%
Class I	Return Before Taxes	4.68%	0.57%	2.01%
Service Class	Return Before Taxes	4.60%	0.40%	1.81%
Administrative Class	Return Before Taxes	4.37%	0.29%	1.71%
Class R4	Return Before Taxes	4.34%	0.16%	1.57%
Class A	Return Before Taxes	-0.27%	-0.81%	1.03%
Class R3	Return Before Taxes	4.08%	-0.09%	1.31%
Class Y	Return Before Taxes	4.58%	0.50%	1.91%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes, each of which MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index and Custom Balanced Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	14.65%	Lowest Quarter:	1Q ’20,	–14.74%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	14.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(14.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	14.08%	8.03%	7.57%
	Return After Taxes on Distributions	12.23%	5.71%	5.43%
	Return After Taxes on Distributions and sales of Fund Shares	9.48%	5.71%	5.41%
Class I	Return Before Taxes	14.20%	8.15%	7.69%
Service Class	Return Before Taxes	13.90%	7.92%	7.45%
Administrative Class	Return Before Taxes	13.76%	7.81%	7.35%
Class R4	Return Before Taxes	13.56%	7.65%	7.18%
Class A	Return Before Taxes	7.39%	6.35%	6.49%
Class R3	Return Before Taxes	13.35%	7.40%	6.92%
Class Y	Return Before Taxes	14.00%	8.03%	7.57%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)(2)		16.26%	9.41%	9.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500 Index (65%) and Bloomberg U.S. Aggregate Bond (35%) Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Disciplined Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Growth Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class Y shares of the Fund for periods prior to its inception date
(02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Service Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	26.42%	Lowest Quarter:	2Q ’22,	–19.98%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	26.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	36.56%	16.80%	14.73%
	Return After Taxes on Distributions	30.74%	12.60%	10.69%
	Return After Taxes on Distributions and sales of Fund Shares	24.54%	12.45%	10.69%
Class I	Return Before Taxes	36.83%	17.03%	14.97%
Class R5	Return Before Taxes	36.72%	16.94%	14.85%
Administrative Class	Return Before Taxes	36.41%	16.69%	14.63%
Class R4	Return Before Taxes	36.15%	16.51%	14.45%
		One Year	Five Years	Ten Years
Class A	Return Before Taxes	28.62%	15.09%	13.70%
Class R3	Return Before Taxes	35.86%	16.22%	14.17%
Class Y	Return Before Taxes	36.60%	16.91%	14.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)		25.02%	14.53%	13.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		33.36%	18.96%	16.78%

(1)
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Small Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	Annual Performance Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	28.30%	Lowest Quarter:	1Q ’20,	–30.90%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	28.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(30.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class A	Return Before Taxes	6.21%	8.79%	7.91%
	Return After Taxes on Distributions	4.16%	7.14%	6.10%
	Return After Taxes on Distributions and sales of Fund Shares	5.29%	6.74%	5.90%
Class I	Return Before Taxes	12.96%	10.62%	9.12%
Class R5	Return Before Taxes	12.84%	10.49%	9.00%
Service Class	Return Before Taxes	12.76%	10.40%	8.90%
Administrative Class	Return Before Taxes	12.65%	10.29%	8.79%
		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	12.46%	10.12%	8.63%
Class R3	Return Before Taxes	12.17%	9.85%	8.36%
Class Y	Return Before Taxes	12.88%	10.51%	9.01%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		11.54%	7.40%	7.82%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund (which has not yet begun operations, and therefore has no performance history) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	25.58%	Lowest Quarter:	1Q ’20,	–21.69%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	25.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(21.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	15.76%	9.21%	9.58%
	Return After Taxes on Distributions	12.13%	5.45%	6.52%
	Return After Taxes on Distributions and sales of Fund Shares	12.11%	6.84%	7.19%
Class I	Return Before Taxes	15.92%	9.31%	9.69%
Service Class	Return Before Taxes	15.61%	9.08%	9.47%
Administrative Class	Return Before Taxes	15.42%	8.96%	9.36%
Class R4	Return Before Taxes	15.36%	8.82%	9.20%
Class A	Return Before Taxes	8.86%	7.48%	8.47%
Class R3	Return Before Taxes	15.07%	8.54%	8.93%
Class Y	Return Before Taxes	15.76%	9.21%	9.58%
MSCI ACWI (reflects no deduction for fees or expenses)		17.49%	10.06%	9.23%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	20.17%	Lowest Quarter:	1Q ’20,	–19.74%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	-2.25%	3.76%	4.67%
	Return After Taxes on Distributions	-3.27%	0.45%	2.62%
	Return After Taxes on Distributions and sales of Fund Shares	-0.30%	2.52%	3.47%
Class I	Return Before Taxes	-2.14%	3.88%	4.79%
Service Class	Return Before Taxes	-2.35%	3.67%	4.57%
Administrative Class	Return Before Taxes	-2.42%	3.58%	4.47%
Class R4	Return Before Taxes	-2.55%	3.42%	4.31%
Class A	Return Before Taxes	-7.94%	2.16%	3.62%
Class R3	Return Before Taxes	-2.74%	3.17%	4.06%
Class Y	Return Before Taxes	-2.24%	3.77%	4.67%
MSCI ACWI ex USA (reflects no deduction for fees or expenses)		5.53%	4.10%	4.80%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Short-Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Aggregate 1-3 Year Bond Index). Performance for Class Y, Class L, and Class C shares of the Fund for periods prior to their inception date (12/13/21) is based on the performance of Class R5 shares, adjusted for
Class L and Class C shares to reflect Class L and Class C expenses, respectively. Performance for Class A, Class L, and Class C shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	4.36%	Lowest Quarter:	1Q ’20,	–6.84%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	4.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	7.74%	1.64%	2.05%
	Return After Taxes on Distributions	6.03%	0.25%	0.74%
	Return After Taxes on Distributions and Sales of Fund Shares	4.55%	0.65%	0.99%
Class I	Return Before Taxes	7.88%	1.82%	2.18%
Service Class	Return Before Taxes	7.78%	1.54%	1.94%
Admini‑ strative Class	Return Before Taxes	7.56%	1.46%	1.84%
Class R4	Return Before Taxes	7.49%	1.31%	1.71%
Class A	Return Before Taxes	4.67%	0.71%	1.34%
Class R3	Return Before Taxes	7.14%	1.06%	1.43%
Class Y	Return Before Taxes	7.83%	1.79%	2.12%
Class L	Return Before Taxes	5.43%	1.14%	1.51%
Class C	Return Before Taxes	6.39%	1.31%	1.68%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)		4.39%	1.53%	1.61%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Corporate High-Yield Bond Index). Performance for Class Y and Class C shares of the Fund for periods prior to their inception date (12/13/21) is based on the performance of Class R5 shares, adjusted for
Class C shares to reflect Class C expenses. Performance for Class A and Class C shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Service Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	7.23%	Lowest Quarter:	1Q ’20,	–12.73%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(12.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	9.40%	4.27%	5.20%
	Return After Taxes on Distributions	6.33%	1.77%	2.62%
	Return After Taxes on Distributions and Sales of Fund Shares	5.49%	2.16%	2.82%
Class I	Return Before Taxes	9.50%	4.46%	5.40%
Class R5	Return Before Taxes	9.52%	4.36%	5.30%
Admini‑ strative Class	Return Before Taxes	9.33%	4.15%	5.10%
Class R4	Return Before Taxes	9.07%	4.00%	4.94%
Class A	Return Before Taxes	4.47%	3.01%	4.40%
Class R3	Return Before Taxes	8.87%	3.73%	4.68%
Class Y	Return Before Taxes	9.58%	4.39%	5.31%
Class C	Return Before Taxes	7.59%	3.44%	4.37%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)		8.19%	4.21%	5.17%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539